787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

November 17, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	BlackRock Private Investments Fund (File No. 811-23584)

Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of BlackRock Private Investments Fund (the “Fund”), electronically transmitted for filing is a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”), pursuant to the rules and regulations of the Securities Exchange Act of 1934, as amended, for a special meeting of the Fund’s shareholders (the “Meeting”).

At the Meeting, shareholders of the Fund will be asked to approve: (i) an Amended and Restated Investment Management Agreement between BlackRock Advisors, LLC (“BAL”) and the Fund and (ii) an Amended and Restated Sub-Investment Advisory Agreement among the Fund, BAL and BlackRock Capital Investment Advisors, LLC.

No fee is required in connection with this filing. Should you have any questions regarding the Proxy Statement, please contact the undersigned at 212-728-8147.

Sincerely,

/s/ Michael A. DeNiro
Michael A. DeNiro

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